Revenue - Summary of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 1,727	$ 1,100	$ 1,830
Current
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	1,727	733	730
Non-current
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 0	$ 367	$ 1,100